UNITEDSTATES
SECURITIESANDEXCHANGECOMMISSION
Washington,D.C.20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08797 and 811-09049

Name of Fund: BlackRock Small Cap Growth Fund II of BlackRock Series, Inc. and BlackRock
Master Small Cap Growth Portfolio of BlackRock Master LLC

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock Small
Cap Growth Fund II of BlackRock Series, Inc. and BlackRock Master Small Cap Growth
Portfolio of BlackRock Master LLC, 40 East 52nd Street, New York, NY 10022.

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 05/31/2010

Date of reporting period: 08/31/2009

Item 1 – Schedule of Investments

BlackRock Small Cap Growth Fund II of BlackRock Series, Inc.
Schedule of Investments August 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
Mutual Fund		Value
BlackRock Master Small Cap Growth Portfolio of BlackRock Master LLC		$ 381,160,716
Total Investments (Cost - $367,705,345) - 100.1%		381,160,716
Liabilities in Excess of Other Assets - (0.1)%		(438,746)
Net Assets - 100.0%		$ 380,721,970
• Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value
Measurements" clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:
• Level 1 - price quotations in active markets/exchanges for identical securities
• Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)
• Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's own assumptions used in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its annual report.
The following table summarizes the inputs used as of August 31, 2009 in determining the fair valuation of the Fund's investments:
Valuation	Investments in
Inputs	Securities
Assets
Level 1	-
Level 2	$ 381,160,716
Level 3	-
Total	$ 381,160,716

BlackRock Master Small Cap Growth Portfolio of BlackRock Master LLC
Schedule of Investments August 31, 2009 (Unaudited)			(Percentages shown are based on Net Assets)
Industry		Common Stocks	Shares	Value
Aerospace & Defense - 3.2%		Argon ST, Inc. (a)	175,652	$ 3,509,527
		BE Aerospace, Inc. (a)	360,400	6,173,652
		Hexcel Corp. (a)	41,014	446,232
		TransDigm Group, Inc. (a)	46,200	2,056,824
				12,186,235
Air Freight & Logistics - 0.5%		Forward Air Corp.	89,800	2,072,584
Beverages - 1.1%		Heckmann Corp. (a)	967,800	4,026,048
Biotechnology - 2.5%		Acorda Therapeutics, Inc. (a)	189,700	4,291,014
		Alkermes, Inc. (a)	187,400	1,695,970
		Martek Biosciences Corp. (a)	144,700	3,552,385
				9,539,369
Building Products - 0.9%		Griffon Corp. (a)	338,967	3,582,881
Capital Markets - 2.1%		Greenhill & Co., Inc. (b)	40,300	3,191,760
		Knight Capital Group, Inc., Class A (a)	121,700	2,448,604
		RiskMetrics Group, Inc. (a)	161,591	2,514,356
				8,154,720
Chemicals - 1.0%		Celanese Corp., Series A	75,800	1,930,626
		Intrepid Potash, Inc. (a)(b)	75,200	1,766,448
				3,697,074
Commercial Banks - 1.4%		PrivateBancorp, Inc. (b)	140,600	3,389,866
		Signature Bank (a)	64,700	1,964,292
				5,354,158
Commercial Services & Supplies - 2.1%		Clean Harbors, Inc. (a)	55,600	3,281,512
		SYKES Enterprises, Inc. (a)	218,548	4,587,322
				7,868,834
Communications Equipment - 2.1%		DG FastChannel, Inc. (a)	244,500	4,239,630
		EMS Technologies, Inc. (a)	192,678	3,610,786
				7,850,416
Construction & Engineering - 1.1%		Chicago Bridge & Iron Co. NV (a)	256,400	4,035,736
Containers & Packaging - 0.8%		Rock-Tenn Co., Class A	62,057	3,182,904
Diversified Consumer Services - 1.5%		DeVry, Inc.	73,876	3,775,064
		Weight Watchers International, Inc.	75,700	2,076,451
				5,851,515
Diversified Financial Services - 1.9%		MSCI, Inc. (a)	243,100	7,152,002
Diversified Telecommunication		Cbeyond Communications, Inc. (a)	293,500	4,214,660
Services - 1.7%		Neutral Tandem, Inc. (a)	90,800	2,270,908
				6,485,568
Electrical Equipment - 0.5%		Energy Conversion Devices, Inc. (a)(b)	175,900	1,968,321
Electronic Equipment, Instruments &		Cogent, Inc. (a)	518,500	5,444,250
Components - 1.4%
Energy Equipment & Services - 0.8%		Superior Energy Services, Inc. (a)	174,889	3,188,226
Food Products - 1.4%		American Italian Pasta Co., Class A (a)	82,500	2,496,450
		Smart Balance, Inc. (a)	445,600	2,847,384
				5,343,834
Portfolio Abbreviations
To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list.
ADR	American Depository Receipt
		1

BlackRock Master Small Cap Growth Portfolio of BlackRock Master LLC
Schedule of Investments August 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
Industry	Common Stocks	Shares	Value
Health Care Equipment &	Gen-Probe, Inc. (a)	100,300	$ 3,866,565
Supplies - 8.5%	Hologic, Inc. (a)	305,307	5,022,300
	Merit Medical Systems, Inc. (a)	257,777	4,652,875
	NuVasive, Inc. (a)	49,300	1,975,451
	SonoSite, Inc. (a)	198,200	4,612,114
	Symmetry Medical, Inc. (a)	203,938	2,247,397
	Thoratec Corp. (a)	56,800	1,490,432
	Wright Medical Group, Inc. (a)	278,000	4,514,720
	Zoll Medical Corp. (a)	233,300	4,194,734
			32,576,588
Health Care Providers &	Amedisys, Inc. (a)(b)	111,100	4,948,394
Services - 7.6%	Lincare Holdings, Inc. (a)	245,600	6,481,384
	Magellan Health Services, Inc. (a)	149,697	4,803,777
	Mednax, Inc. (a)	144,700	7,534,529
	VCA Antech, Inc. (a)(b)	212,100	5,249,475
			29,017,559
Health Care Technology - 2.9%	MedAssets, Inc. (a)	335,500	7,491,715
	Omnicell, Inc. (a)	341,700	3,751,866
			11,243,581
Hotels, Restaurants & Leisure - 5.5%	Bally Technologies, Inc. (a)	124,700	5,041,621
	The Cheesecake Factory, Inc. (a)	133,800	2,457,906
	Domino's Pizza, Inc. (a)	396,600	3,208,494
	Jack in the Box, Inc. (a)	54,500	1,111,255
	P.F. Chang's China Bistro, Inc. (a)(b)	27,300	871,143
	Red Robin Gourmet Burgers, Inc. (a)	59,500	1,147,160
	Scientific Games Corp., Class A (a)	453,700	6,996,054
			20,833,633
Household Durables - 0.8%	iRobot Corp. (a)	276,816	3,175,079
IT Services - 6.4%	ExlService Holdings, Inc. (a)	596,467	7,157,604
	Forrester Research, Inc. (a)	234,509	5,520,342
	Gartner, Inc., Class A (a)	90,800	1,512,728
	Global Cash Access, Inc. (a)	623,500	4,520,375
	SRA International, Inc., Class A (a)	276,391	5,491,889
			24,202,938
Insurance - 0.7%	Aspen Insurance Holdings Ltd.	112,100	2,847,340
Internet & Catalog Retail - 0.8%	Shutterfly, Inc. (a)	199,000	2,877,540
Internet Software & Services - 4.6%	ComScore, Inc. (a)	250,289	3,481,520
	Omniture, Inc. (a)(b)	218,004	3,119,637
	SkillSoft Plc - ADR (a)	1,278,720	10,945,843
			17,547,000
Machinery - 1.1%	Kaydon Corp.	124,600	4,159,148
Media - 4.4%	CKX, Inc. (a)	1,262,234	7,964,697
	Dolan Media Co. (a)	126,965	1,345,829
	DreamWorks Animation SKG, Inc., Class A (a)	175,000	5,908,000
	RHI Entertainment, Inc. (a)	625,291	1,588,239
			16,806,765
Oil, Gas & Consumable Fuels - 3.7%	Comstock Resources, Inc. (a)	70,893	2,504,650
	EXCO Resources, Inc. (a)	228,400	3,348,344
	2

BlackRock Master Small Cap Growth Portfolio of BlackRock Master LLC
Schedule of Investments August 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
Industry	Common Stocks	Shares	Value
	Massey Energy Co.	86,972	$ 2,355,202
	Plains Exploration & Production Co. (a)	226,200	5,937,750
			14,145,946
Personal Products - 0.5%	Chattem, Inc. (a)(b)	29,500	1,806,580
Pharmaceuticals - 2.4%	Impax Laboratories, Inc. (a)	197,800	1,501,302
	Medicis Pharmaceutical Corp., Class A	257,100	4,748,637
	Santarus, Inc. (a)	850,800	2,705,544
			8,955,483
Professional Services - 2.7%	Diamond Management & Technology Consultants, Inc.	771,541	4,829,847
	IHS, Inc., Class A (a)	72,007	3,485,139
	TrueBlue, Inc. (a)	146,600	1,993,760
			10,308,746
Real Estate Investment Trusts	Chimera Investment Corp.	857,700	3,259,260
(REITs) - 0.9%
Semiconductors & Semiconductor	FEI Co. (a)	194,500	4,601,870
Equipment - 6.0%	Microsemi Corp. (a)	241,200	3,403,332
	Monolithic Power Systems, Inc. (a)	172,400	3,884,172
	ON Semiconductor Corp. (a)	640,200	5,166,414
	Silicon Laboratories, Inc. (a)	94,600	4,260,784
	Standard Microsystems Corp. (a)	65,547	1,525,934
			22,842,506
Software - 9.4%	Blackboard, Inc. (a)	145,363	5,001,941
	DemandTec, Inc. (a)	470,307	3,983,500
	i2 Technologies, Inc. (a)	431,400	6,471,000
	SonicWALL, Inc. (a)	1,171,500	8,774,535
	TiVo, Inc. (a)	1,193,100	11,704,311
			35,935,287
Specialty Retail - 1.4%	Dick's Sporting Goods, Inc. (a)	95,100	2,131,191
	The Wet Seal, Inc., Class A (a)	736,700	2,585,817
	Zumiez, Inc. (a)	45,400	573,856
			5,290,864
Textiles, Apparel & Luxury Goods - 1.3%	lululemon athletica, inc. (a)(b)	239,200	4,798,352
	Total Long-Term Investments
	(Cost - $366,159,499) - 99.6%		379,614,870
		Beneficial
		Interest
	Short-Term Securities	(000)
	BlackRock Liquidity Series, LLC Money Market Series,
	0.37% (c)(d)(e)	$ 25,369	25,368,800
	Total Short-Term Securities (Cost - $25,368,800) - 6.7%		25,368,800
	Total Investments (Cost - $391,528,299*) - 106.3%		404,983,670
	Liabilities in Excess of Other Assets - (6.3)%		(23,822,954)
	Net Assets - 100.0%		$ 381,160,716
	3

BlackRock Master Small Cap Growth Portfolio of BlackRock Master LLC
Schedule of Investments August 31, 2009 (Unaudited)
* The cost and unrealized appreciation (depreciation) of investments as of August 31, 2009, as computed for federal income tax purposes, were as follows:
Aggregate cost		$ 395,817,090
Gross unrealized appreciation		$ 48,064,445
Gross unrealized depreciation		(38,897,865)
Net unrealized appreciation		$ 9,166,580
(a) Non-income producing security.
(b) Security, or a portion of security, is on loan.
(c) Investments in companies considered to be an affiliate of the Portfolio, for purposes of Section
2(a)(3) of the Investment Company Act of 1940, were as follows:
Net
Affiliate	Activity	Income
BlackRock Liquidity Funds, TempFund	$ (3,968,980)	$ 4,518
BlackRock Liquidity Series, LLC
Money Market Series	$ 3,775,300	$ 37,212
(d) Represents the current yield as of report date.
(e) Security was purchased with the cash proceeds from securities loans.
• For Portfolio compliance purposes, the Portfolio's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.
4

BlackRock Master Small Cap Growth Portfolio of BlackRock Master LLC

Schedule of Investments August 31, 2009 (Unaudited)
• Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value
Measurements" clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 - price quotations in active markets/exchanges for identical securities
• Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

• Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio's own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Portfolio's policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of August 31, 2009 in determining the fair valuation of the
Portfolio's investments:
Valuation	Investments in
Inputs	Securities
Assets
Level 1 - Long-Term Investments[1]	$ 379,614,870
Level 2 - Short-Term Securities	25,368,800
Level 3	-
Total	$ 404,983,670
[1] See above Schedule of Investments for values in each industry.
5

Item 2 – Controls and Procedures

2(a) – The registrants' principal executive and principal financial officers or persons performing similar functions have concluded that the registrants' disclosure controls and procedures (as defined in Rule
30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15(d)-15(b) under the Securities
Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrants' internal control over financial reporting (as defined in Rule
30a-3(d) under the 1940 Act) that occurred during the registrants' last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrants' internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act
of 1940, each registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Small Cap Growth Fund II of BlackRock Series, Inc. and BlackRock Master Small Cap
Growth Portfolio of BlackRock Master LLC

By: /s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of
BlackRock Small Cap Growth Fund II of BlackRock Series, Inc. and BlackRock Master
Small Cap Growth Portfolio of BlackRock Master LLC

Date: October 22, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company
Act of 1940, this report has been signed below by the following persons on behalf of each registrant and in the capacities and on the dates indicated.

By: /s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock Small Cap Growth Fund II of BlackRock Series, Inc. and BlackRock Master
Small Cap Growth Portfolio of BlackRock Master LLC

Date: October 22, 2009

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Small Cap Growth Fund II of BlackRock Series, Inc. and BlackRock Master
Small Cap Growth Portfolio of BlackRock Master LLC

Date: October 22, 2009